Financial instruments and financial risk factors - Narrative (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) international_bank	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)		Jan. 01, 2018 USD ($)	[1]	Dec. 31, 2015 USD ($)	[1]
Disclosure of detailed information about financial instruments [line items]
Net gain (loss) related to other assets and liabilities classified as measured at fair value	$ (78,000,000)
Dividends recognised for investments in equity instruments designated as measured at fair value through profit or loss	8,000,000
Proceeds from long-term financing	9,038,000,000	$ 8,712,000,000	$ 12,442,000,000
Cash and cash equivalents	$ 22,468,000,000	$ 25,586,000,000	$ 23,484,000,000	[1]	$ 25,575,000,000		$ 26,389,000,000
Standby Credit Facility
Disclosure of detailed information about financial instruments [line items]
Number of lenders, financial institutions (international bank) | international_bank	25
Long-Term Taxable Bonds
Disclosure of detailed information about financial instruments [line items]
Proceeds from long-term financing	$ 9,000,000,000
Standby Credit Facility
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity	7,625,000,000
Letter Of Credit Facilities
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity	12,175,000,000
Secured Letter Of Credit Facilities
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity	$ 4,190,000,000
Maximum | Long-Term Taxable Bonds
Disclosure of detailed information about financial instruments [line items]
Borrowings, maturity term	10 years
Maximum | Letter Of Credit Facilities
Disclosure of detailed information about financial instruments [line items]
Borrowings, maturity term	24 months
Weighted average | Fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate, on finance debt	4.00%	3.00%
Minimum | Long-Term Taxable Bonds
Disclosure of detailed information about financial instruments [line items]
Borrowings, maturity term	4 years
Commodity price risk | Maximum
Disclosure of detailed information about financial instruments [line items]
Board's delegated value at risk limit	$ 100,000,000
Currency risk
Disclosure of detailed information about financial instruments [line items]
Borrowings not swapped	$ 741,000,000	$ 928,000,000
Period in which maximum value at risk was not exceeded	3 years
Currency risk | Currency Forward Contract, USD And Sterling
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 434,000,000	$ 437,000,000
Currency risk | Maximum
Disclosure of detailed information about financial instruments [line items]
Board's delegated value at risk limit	$ 400,000,000
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Proportion of floating rate debt net of interest rate swaps, to total finance debt	72.00%	70.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, amount	$ 475,000,000	$ 442,000,000
Interest rate risk | Fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Finance debt, weighted average maturity period	5 years	5 years
Credit risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 7,300,000,000
Credit risk | Financial guarantee contracts | Third party arrangement
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	432,000,000	$ 382,000,000
Credit risk | Joint ventures and associates | Financial guarantee contracts
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	696,000,000	656,000,000
Currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, undiscounted cash flows	22,453,000,000	$ 21,484,000,000
IFRS 9 Financial Instruments | Credit risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 6,700,000,000

[1]	a See Note 1 for further information.